INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 8,465,000	$ 4,581,000
Net valuation allowance increased	$ 1,735,000